S000001587 [Member] Expense Example - Investment Grade Bond Fund	Oct. 31, 2025 USD ($)
Class Y
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 36
Expense Example, with Redemption, 3 Years	115
Expense Example, with Redemption, 5 Years	201
Expense Example, with Redemption, 10 Years	455
Class C
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	158
Expense Example, with Redemption, 3 Years	492
Expense Example, with Redemption, 5 Years	849
Expense Example, with Redemption, 10 Years	1,856
Class S
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	52
Expense Example, with Redemption, 3 Years	174
Expense Example, with Redemption, 5 Years	308
Expense Example, with Redemption, 10 Years	697
Class A
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	454
Expense Example, with Redemption, 3 Years	623
Expense Example, with Redemption, 5 Years	807
Expense Example, with Redemption, 10 Years	1,338
Class R6
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	39
Expense Example, with Redemption, 3 Years	129
Expense Example, with Redemption, 5 Years	227
Expense Example, with Redemption, 10 Years	515
Class M
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	42
Expense Example, with Redemption, 3 Years	164
Expense Example, with Redemption, 5 Years	298
Expense Example, with Redemption, 10 Years	$ 687